Risk management (Details 7) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (4,017)
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(6,516)
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,572)
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,549)
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,190)
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(1,681)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	2,101
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (19,424)